Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 250	$ 372
Receivables, net	678	515
Other current assets	379	302
Total Current Assets Before Fiduciary Assets	1,307	1,189
Fiduciary assets	1,509	1,280
Total Current Assets	2,816	2,469
Goodwill	3,679	3,638
Intangible assets, net	3,872	4,170
Fixed assets, net	320	236
Deferred tax assets, net	6	3
Other assets	542	472
Total Assets	11,235	10,988
Current Liabilities
Accounts payable and accrued liabilities	508	406
Current portion of long-term debt, net	31	38
Other current liabilities	300	401
Total Current Liabilities Before Fiduciary Liabilities	839	845
Fiduciary liabilities	1,509	1,280
Total Current Liabilities	2,348	2,125
Deferred tax liabilities	60	36
Long-term debt, net	2,792	2,830
Long-term tax receivable agreement	568	581
Financial instruments	97	135
Other liabilities	281	353
Total Liabilities	6,146	6,060
Commitments and Contingencies (Note 20)
Stockholders' Equity
Treasury stock, at cost (1,506,385 shares and none at December 31, 2022 and 2021, respectively)	(12)
Additional paid-in-capital	4,514	4,228
Retained deficit	(158)	(96)
Accumulated other comprehensive income	95	8
Total Alight, Inc. Equity	4,439	4,140
Noncontrolling interest	650	788
Total Stockholders' Equity	5,089	4,928
Total Liabilities and Stockholders' Equity	$ 11,235	$ 10,988